UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel USA Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     November 01, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $390,071 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                    ORD                 G0070K103     5946   205950 SH        SOLE                  205950        0        0
Aegon N.V.                  ORD. AMER. REG.     007924103      753    28850 SH        SOLE                   28850        0        0
American Intl Group Inc.    COM                 026874107    19444   249281 SH        SOLE                  249281        0        0
Banco Latinoamericano DE Ex CL E                P16994132     1691    58200 SH        SOLE                   58200        0        0
Berkshire Hathaway Inc. Del CL B                084670207      595      255 SH        SOLE                     255        0        0
Berkshire Hathaway Inc. Del CL A                084670108    43260      618 SH        SOLE                     618        0        0
California Center Bank LA   COM                 13007A103     4955   446430 SH        SOLE                  446430        0        0
Chubb Corp                  COM                 171232101    24646   345130 SH        SOLE                  345130        0        0
Cincinnati Finl Corp.       COM                 172062101    21956   527523 SH        SOLE                  527523        0        0
Coca-Cola Femsa SA DE CV    SPON ADR REP L      191241108     1979   100200 SH        SOLE                  100200        0        0
CVS Corp.                   COM                 126650100     7151   215400 SH        SOLE                  215400        0        0
Disney Walt Co.             COM                 254687106     8264   443800 SH        SOLE                  443800        0        0
Elan PLC.                   ADR                 284131208    10106   208575 SH        SOLE                  208575        0        0
Federal Home Loan Mortgage  COM                 313400301    32812   504800 SH        SOLE                  504800        0        0
Federal National Mortgage   COM                 313586109    32314   403618 SH        SOLE                  403618        0        0
Gannett Co.                 COM                 364730101     9226   153490 SH        SOLE                  153490        0        0
Golden West Finl Corp. Del  COM                 381317106    12441   214125 SH        SOLE                  214125        0        0
Health Management Assoc     New COM             421933102     3300   158950 SH        SOLE                  158950        0        0
Interpublic Group Cos. Inc. COM                 460690100     8213   402600 SH        SOLE                  402600        0        0
IPC Holdings Ltd.           COM                 G4933P101     6262   274650 SH        SOLE                  274650        0        0
Knight Ridder Inc.          COM                 499040103     6336   113450 SH        SOLE                  113450        0        0
Markel Corp                 COM                 570535104    31462   161345 SH        SOLE                  161345        0        0
Matav-Cable Sys Media LTD.  Spons ADR           576561104      688    50900 SH        SOLE                   50900        0        0
Mercury General Corp. New   COM                 589400100    25704   647450 SH        SOLE                  647450        0        0
Old Republic International  COM                 680223104    20694   789532 SH        SOLE                  789532        0        0
PT Telekomunikasi Indonesia SPONSORED ADR       715684106      818   146400 SH        SOLE                  146400        0        0
Royal Dutch Pete Co.        NY REG GLD 1.25     780257804      110     2192 SH        SOLE                    2192        0        0
SAP Aktiengesellschaft      SPONSORED ADR       803054204     9011   347650 SH        SOLE                  347650        0        0
Telefonos De Mexico SA      SP ADR REP ORD      879403780     2603    80600 SH        SOLE                   80600        0        0
Torchmark Corp.             COM                 891027104    17170   440250 SH        SOLE                  440250        0        0
Unum Corp.                  COM                 903192102     7011   277676 SH        SOLE                  277676        0        0
Vina Concha Y Toro SA       SPONSORED ADR       927191106      503    12300 SH        SOLE                   12300        0        0
Watts Industries Inc.       CL. A               942749102     9554   729275 SH        SOLE                  729275        0        0
Wells Fargo & Co. Del.      COM                 949740104     3093    69580 SH        SOLE                   69580        0        0